Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment

Property and equipment consists of the following as of December 31:

	2013	2012
		(Restated)
Building, leased	$7,965	$7,965
Computers and related equipment	13,954	10,521
Purchased software and licenses	17,556	12,605
Software developed	16,182	13,363
Furniture and fixtures	2,717	2,406
Leasehold improvements	1,730	1,690
Other equipment	1,922	1,941
Vehicles	111	111
Construction in progress	1,781	—

Total property and equipment, at cost	63,918	50,602

Accumulated depreciation and amortization	(36,474)	(30,146)

Property and equipment, net	$27,444	$20,456